SUNAMERICA MONEY MARKET FUNDS, INC.(R)

              Supplement to the Prospectus dated November 16, 2001

The following items reflect changes to the Class B shares of the Fund:

The Maximum Deferred Sales Charge (Load), applicable to Class B shares of the Fund, as set forth on page 5 of the Prospectus, has been changed to 4.00%.

                                    *********

References to the cost of investing in Class B shares of the Fund, as indicated in the section entitled "EXAMPLE" on page 6 of the Prospectus, should be replaced with the following:

If you redeemed your investment at the end of the periods indicated:


                                    1 Year   3 Years   5 Years  10 Years

SUNAMERICA MONEY MARKET FUND
    (Class B shares) .............  $579     $854      $1,154    $1,859

SUNAMERICA MUNICIPAL MONEY
MARKET FUND
    (Class B shares) .............  $573     $836      $1,123    $1,810

If you did not redeem your shares:


                                  1 Year   3 Years   5 Years    10 Years

SUNAMERICA MONEY MARKET FUND
    (Class B shares) .............  $179     $554      $954      $1,859

SUNAMERICA MUNICIPAL MONEY
   MARKET FUND
    (Class B shares) .............  $173     $536      $923      $1,810







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Under the section  "CALCULATION  OF SALES CHARGES" on page 7 of the  Prospectus, the third paragraph should be replaced in its entirety with the following:

         CLASS B shares are offered at their net asset value per share, without any initial sales charge. However, there is a CDSC on shares you sell within six years of buying them. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

Class B deferred charges:

            Years after purchase                 CDSC on shares being sold

            1st year or 2nd year                 4.00%
            3rd year or 4th year                 3.00%
            5th year                             2.00%
            6th year                             1.00%
            7th year or 8th year                 None


Dated: January 2, 2002